METROPOLITAN WEST ALPHA TRAK 500 FUND
Metropolitan West AlphaTrak 500 Fund
Investment Objective
The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the S&P 500 Index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	METROPOLITAN WEST ALPHA TRAK 500 FUND M Class USD ($)
Shareholder Fees (Fees paid directly from your investment)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	METROPOLITAN WEST ALPHA TRAK 500 FUND M Class
Management Fees	0.01%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.89%
Shareholder Servicing Expenses	0.05%	[2]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
[1]	The management fee paid to the Adviser (defined below) for providing services to the Fund consists of a basic fee at an annual rate of 0.35% of the Fund's average net assets and a positive or negative performance adjustment of up to an annual rate of 0.35% (applied to the average assets for the rolling 3-month performance period), resulting in a total minimum fee of 0% and a total maximum fee of 0.70%. The average monthly management fee for the year ended March 31, 2018 was 0.01% (annual rate).
[2]	The Fund is authorized to compensate broker-dealers and other third-party intermediaries up to 0.10% (10 basis points) of the M Class assets serviced by that intermediary for shareholder services.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost for the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
METROPOLITAN WEST ALPHA TRAK 500 FUND | Class M | USD ($)	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.
Principal Investment Strategies
The Fund is an enhanced S&P 500 Index fund that combines non-leveraged investments in the S&P 500 with a fixed-income portfolio. The Adviser actively manages the fixed-income portfolio in an effort to produce an investment return that, when combined with the Fund’s return on the S&P 500 Index futures, will exceed the total return of the S&P 500 Index. The Fund may also use S&P 500 swap contracts together or in lieu of the S&P index futures. The Fund is not designed for investors that are sensitive to taxable gains.

The Fund pursues its objective by investing, under normal circumstances, in S&P 500 Index futures contracts with a contractual or “notional” value substantially equal to the Fund’s total assets. The Fund will typically make margin deposits with futures commission merchants with a total value equal to approximately 4% to 5% of the notional value of the futures contracts and invest the rest of its assets in a diversified portfolio of fixed-income securities of varying maturities issued by domestic and foreign corporations, mortgage-related issuers and governments. The portfolio duration is up to three years and the dollar-weighted average maturity is up to five years. At least 85% of the Fund’s fixed income investments will normally be rated at least investment grade or be unrated securities that are determined by the Adviser to be of similar quality. Up to 15% of the Fund’s fixed income investments may be invested in securities rated below investment grade.

The Fund may invest up to 15% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 15% of its assets in emerging market foreign securities.

Investments typically include bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, U.S. and non-U.S. money-market securities, swaps, futures, options, credit default swaps, private placements, defaulted debt securities and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Fund invests in the U.S. and abroad, including emerging markets.

The Fund may normally borrow or sell securities short up to 25% of the value of its total assets.
Principal Risks
Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Market Risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  Liquidity Risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.
  Interest Rate Risk: the risk that debt securities will decline in value because of changes in interest rates.
  Asset-Backed and Mortgage-Backed Securities Investment Risk: the risk that the impairment of the value of the collateral underlying the security in which the Fund invests, such as non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.
  Prepayment Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
  Extension Risk of Asset-Backed and Mortgage-Backed Securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.
  Derivatives Risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  Swap Agreements Risk: the risk of using swaps, which, in addition to risks applicable to derivatives generally, includes: (1) the inability to assign a swap contract without the consent of the counterparty; (2) potential default of the counterparty to a swap for those not traded through a central counterparty; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out a swap transaction at a time that otherwise would be favorable for it to do so.
  Foreign Investing Risk: the risk that the value of the Fund’s foreign investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries where the Fund invests or has exposure.
  Emerging Markets Risk: the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries, and the risk that emerging market debt may also be of lower credit quality and subject to greater risk of default.
  Sovereign Debt Risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.
  Government Securities Risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
  Non-U.S. Money-Market Securities Risk: money-market securities are generally subject to credit risk, which is the risk that an issuer will default in the payment of principal and/or interest on a security, and the risk that a security’s value may decline for reasons directly related to the issuer, such as management performance, financial leverage and condition of the business. Foreign money-market securities are additionally subject to currency risk, in that foreign currencies may decline in value relative to the U.S. dollar and affect the Fund’s investments in such securities, and they may have less liquidity than similar U.S. securities.
  Frequent Trading Risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders of the Fund.
  Foreign Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
  Leverage Risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
  High Yield Risk: the risk these bonds, sometimes referred to as junk bonds, have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  Unrated Securities Risk: the risk that unrated securities may be less liquid than comparable rated securities, and the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.
  Short Sales Risk: short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.
Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception date of Class M shares is June 29, 1998. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.tcw.com or by calling (800) 241-4671.
AlphaTrak 500 Fund – Class M Shares Annual Total Returns for Years Ended 12/31

Year-to-Date Total Return of Class M Shares as of June 30, 2018: 1.68%

Highest:	29.87%	(quarter ended September 30, 2009)
Lowest:	-33.87%	(quarter ended December 31, 2008)

Average Annual Total Returns (For Periods Ended December 31, 2017)
Average Annual Total Returns - METROPOLITAN WEST ALPHA TRAK 500 FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class M	20.83%	17.42%	8.95%	6.82%	Jun. 29, 1998
Class M | After Taxes on Distributions	20.41%	16.86%	6.76%	4.47%	Jun. 29, 1998
Class M | After Taxes on Distributions and Sale of Fund Shares	11.78%	13.82%	5.84%	4.16%	Jun. 29, 1998
S&P 500 Index	21.83%	15.78%	8.49%	6.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.